Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	Year ended December 31,
	2023	2022
	$’000	$’000
Cash at bank and in hand	41,390	130,252
Cash equivalents	37,030	35,703
	78,420	165,955